Commitments And Contingencies (Detail)	12 Months Ended
Dec. 31, 2011
Contingencies And Commitments [Line Items]
Loss contingency, opinion of counsel	At this stage, Argo Group is unable to determine with any reasonable certainty the specific claims, litigants, or alleged damages that ultimately may be associated with the Private Placement lawsuit or any other future proceedings regarding the alleged facts and circumstances described above, nor can we currently predict the timing of any rulings, trials or other significant events relating to such proceedings. Given these limitations and the inherent difficulty of projecting the outcome of litigated disputes, we are unable to reasonably estimate the possible loss, range of loss or legal costs that are likely to arise out of the pending securities litigation or any future proceedings relating to the above matters at this time. Argo Group has insurance protection that may cover a portion of any potential loss or legal costs, but a settlement above the coverage limits could impact our financial position and results of operations.